Leases (Tables)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Schedule of associated lease liabilities

	Land	Buildings	Equipment	Total
	$	$	$	$
Costs:
Balance, applied January 1, 2019	3,634,227	1,371,759	178,179	5,184,165
Additions	-	1,773,559	21,238	1,794,797
Disposals	-	-	(37,527)	(37,527)
Balance, December 31, 2019	3,634,227	3,145,318	161,890	6,941,435

Accumulated Depreciation:
Balance, applied January 1, 2019	181,711	449,664	22,560	653,935
Depreciation during period	121,141	518,673	19,451	659,265
Balance, December 31, 2019	302,852	968,337	42,011	1,313,200

Carrying value:
December 31, 2019	3,331,375	2,176,981	119,879	5,628,235
December 31 2018	-	-	-

Schedule of lease liabilities

The following table reconciles the opening and ending balances of the lease liabilities:

$
Lease liabilities recognized at January 1, 2019	4,729,324
Lease liability additions	1,797,366
Lease liability disposals	(19,307)
Lease payments	(955,173)
Interest incurred	391,709
Balance, December 31, 2019	5,943,919

Schedule of maturity analysis of operating lease payments

The Company expects the following maturities of its undiscounted lease liabilities:

Contractual Undiscounted Cash Flows:
$
Within 1 year	1,279,175
1 - <3 years	2,086,116
3 - <5 years	810,135
Over 5 years	7,224,375
Balance, December 31, 2019	11,399,801